Trade Receivables and Other Current Assets and Receivables - Other Current Assets and Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables and Other Current Assets and Receivables
CIR	€ 5,994	€ 4,357	€ 9,012
Other	13	16	16
Tax receivables	6,007	4,373	9,028
Prepaid expenses	8,601	7,454	3,313
Short-term deposit accounts	1,048	8,829	7,336
Current accrued income	117	92	2,000
Foreign currency forwards	0		1,791
Liquidity agreement - Cash	282	762	1,029
VAT receivables	3,057	2,828	1,625
Other receivables	162	294	821
Other current assets	13,267	20,260	17,914
Other current assets and receivables	€ 19,274	€ 24,632	€ 26,942